Property, Plant and Equipment, net, Property and Equipment by Major Asset Classes (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) MW Generator	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Property, Plant and Equipment, Net [Abstract]
Depreciation	$ 735,948	$ 157,280
Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member]
Property, Plant and Equipment, Net [Abstract]
Wind farm capacity | MW	11.4
Number of wind turbine generators | Generator	2
Property and Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net	$ 33,027,270		$ 34,658,519
Wind Turbines [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net	31,044,646		32,576,826
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net	1,726,487		1,914,676
Office Furniture [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net	146,766		105,743
Other Fixtures and Fittings, Office Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net	$ 109,371		$ 61,274